Share Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Value of share capital		$ 76,560
Number of treasury shares		2,407,091	2,407,091
Number of shares outstanding		55,071,559	55,041,247
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share		$ 0.000174
Number of shares outstanding		57,478,650	57,448,338
Shares issued		30,312
2021 ESPP
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued	30,312